                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07548

Morgan Stanley Global Dividend Growth Securities
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Dividend Growth Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

Fund Report

For the Six-months ended September 30, 2003

TOTAL RETURN FOR THE SIX-MONTHS ENDED
SEPTEMBER 30, 2003

                                                            MORGAN
                                                           STANLEY
                                                           CAPITAL        LIPPER
                                                     INTERNATIONAL        GLOBAL
                                                      (MSCI) WORLD         FUNDS
 CLASS A      CLASS B      CLASS C      CLASS D           INDEX(1)      INDEX(2)
  26.48%       25.94%       26.01%       26.65%              22.70%       23.82%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

During the six-month period ended September 30, 2003, the equity markets worldwide staged a remarkable rally. As the period began, investors were concerned about the potential for war in Iraq and continued economic uncertainty in the United States and elsewhere. Investor sentiment soon improved, however, based on expectations of a swift conclusion to the Iraq conflict, encouraging economic data and accommodative monetary and fiscal policies. These factors triggered a powerful surge in the global equity markets. Securities in the defensive sectors, which had led performance during the bear market, fell behind the more-cyclical sectors. The rally continued at a much slower pace into the third quarter, though September saw the U.S. market decline amid concerns about the employment outlook and lack of growth in capital expenditures.

While other regions looked to the United States for signs of economic growth, a manufacturing boom in China proved beneficial for the Asian markets. Japan in particular gained from this trend, as many Japanese companies had been contracted to equip Chinese factories, and exports of steel and other materials from Japan to China had risen. Despite this encouraging development, investors remain concerned that more-significant structural reform will have to be undertaken in Japan's banking sector before sustained improvement will become apparent. In Europe, positive news during the period included better unemployment numbers in Germany and a willingness on the part of Germany and France to let their deficits run beyond the constraints set by the European Union. Previous attempts to adhere to those requirements had resulted in political uncertainties that hampered both nations' economies.

PERFORMANCE ANALYSIS

The Fund's outperformance of its benchmarks can be attributed primarily to stock selection in several sectors, including financials, health care and industrials. Within these sectors, selected shares among banks, diversified pharmaceuticals and aerospace, respectively, contributed to Fund performance. Overweightings in consumer staples and basic materials also proved beneficial, as these sectors gained in the improved climate that prevailed following the official end of the Iraq conflict.

Stock selection in information technology (IT), telecommunications and utilities had a negative effect during the period. An overweighting in telecom stocks and an underweighting in the IT sector also detracted from the Fund's relative performance. Because of our bias toward strict valuation, we could not justify increasing the Fund's exposure to IT companies and thus missed out on the significant appreciation seen among higher-risk, expensively valued stocks.

The Fund maintained a significant underweighting in utilities during the period, because of concerns about deregulation. When electricity and gas prices are set by the market, it becomes much more difficult to predict cash flows, compromising the value of utilities as defensive investments. Toward the end of the period we added to the Fund's position in this sector, but in doing so we selectively sought utility companies that operate in more-regulated environments.

TOP 10 HOLDINGS

Wyeth, Inc.                                  2.5%
Altria Group, Inc.                           2.5
IBM Corp.                                    2.3
Reed Elsevier PLC                            2.2
GlaxoSmithKline PLC                          2.1
Nestle S.A.                                  1.9
Aventis S.A.                                 1.9
Royal Dutch Petroleum Co.                    1.9
Kimberly-Clark Corp.                         1.8
Motorola, Inc.                               1.7

LARGEST COUNTRIES

United States                               41.8%
United Kingdom                              16.3
Japan                                       14.2
Switzerland                                  7.5
France                                       6.7

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENT OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES LISTED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN DIVIDEND PAYING EQUITY SECURITIES OF COMPANIES LOCATED IN VARIOUS COUNTRIES AROUND THE WORLD.

2. THE FUND SEEKS INVESTMENTS PRIMARILY IN COMMON STOCKS (INCLUDING DEPOSITARY RECEIPTS) OF COMPANIES WITH A RECORD OF PAYING DIVIDENDS AND POTENTIAL FOR INCREASING DIVIDENDS.

3. THE FUND INVESTS IN AT LEAST THREE SEPARATE COUNTRIES.

4. THE PERCENTAGE OF THE FUND'S ASSETS INVESTED IN PARTICULAR GEOGRAPHIC SECTORS WILL SHIFT FROM TIME TO TIME IN ACCORDANCE WITH THE JUDGMENT OF THE INVESTMENT MANAGER.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2003

                               CLASS A SHARES*        CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                              (SINCE 07/28/97)        (SINCE 06/30/93)       (SINCE 07/28/97)       (SINCE 07/28/97)

SYMBOL                                   GLBAX                   GLBBX                  GLBCX                  GLBDX
1 YEAR                                   25.35%(3)               24.42%(3)              24.44%(3)              25.66%(3)
                                         18.77(4)                19.42(4)               23.44(4)                  --
5 YEARS                                   4.02(3)                 3.23(3)                3.23(3)                4.25(3)
                                          2.90(4)                 2.90(4)                3.23(4)                  --
10 YEARS                                    --                    6.54(3)                  --                     --
                                            --                    6.54(4)                  --                     --
SINCE INCEPTION                           1.77(3)                 6.94(3)                0.99(3)                1.99(3)
                                          0.88(4)                 6.94(4)                0.99(4)                  --

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


----------
Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE, AND THE ASIA/PACIFIC REGION. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GLOBAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GLOBAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Global Dividend Growth Securities

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED)

NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
            Common and Preferred Stocks (96.8%)

            Bermuda (0.8%)
            PROPERTY - CASUALTY INSURERS
   134,759  XL Capital Ltd. (Class A)
             (ADR)                                              $     10,435,737
                                                                ----------------
            Denmark (0.9%)
            FOOD: SPECIALTY/CANDY
   317,800  Danisco AS                                                11,974,754
                                                                ----------------
            Finland (0.2%)
            TELECOMMUNICATION
            EQUIPMENT
   185,338  Nokia Oyj                                                  2,856,651
                                                                ----------------
            France (6.7%)
            BUILDING PRODUCTS
   247,647  Compagnie
             de Saint-Gobain                                           9,115,258
                                                                ----------------
            CONSTRUCTION MATERIALS
   192,411  Lafarge S.A.                                              12,484,075
                                                                ----------------
            FOOD: MAJOR DIVERSIFIED
    54,291  Groupe Danone                                              8,292,022
                                                                ----------------
            INTEGRATED OIL
   107,237  Total S.A.                                                16,203,579
                                                                ----------------
            MAJOR BANKS
   387,729  BNP Paribas S.A.                                          19,031,441
                                                                ----------------
            PHARMACEUTICALS: MAJOR
   491,953  Aventis S.A.                                              25,552,455
                                                                ----------------
            Total France                                              90,678,830
                                                                ----------------
            Germany (1.3%)
            CHEMICALS: MAJOR DIVERSIFIED
   325,018  BASF AG                                                   14,285,981
                                                                ----------------
            MOTOR VEHICLES
     8,673  Porsche AG (Pref.)                                         3,654,625
                                                                ----------------
            Total Germany                                             17,940,606
                                                                ----------------
            Hong Kong (0.2%)
            ELECTRIC UTILITIES
   615,500  HongKong Electric
             Holdings Ltd.                                      $      2,372,045
                                                                ----------------
            Ireland (0.5%)
            MAJOR BANKS
   563,861  Bank of Ireland                                            6,744,981
                                                                ----------------
            Italy (2.5%)
            INTEGRATED OIL
 1,260,222  ENI SpA                                                   19,277,122
                                                                ----------------
            MAJOR TELECOMMUNICATIONS
 8,279,620  Telecom Italia SpA - RNC*                                 14,103,338
                                                                ----------------
            Total Italy                                               33,380,460
                                                                ----------------
            Japan (14.2%)
            BROADCASTING
       751  Fuji Television
             Network, Inc.                                             3,670,478
                                                                ----------------
            COMPUTER PROCESSING
            HARDWARE
 1,917,000  Fujitsu Ltd.*                                             10,039,709
                                                                ----------------
            ELECTRICAL PRODUCTS
 1,157,000  Sumitomo Electric
             Industries, Ltd.                                          9,649,448
                                                                ----------------
            ELECTRONIC EQUIPMENT/
            INSTRUMENTS
   355,000  Canon, Inc.                                               17,382,297
 2,184,000  Mitsubishi Electric Corp.                                  9,146,516
                                                                ----------------
                                                                      26,528,813
                                                                ----------------
            ELECTRONICS/APPLIANCES
   559,000  Fuji Photo Film Co., Ltd.                                 16,442,651
                                                                ----------------
            HOME BUILDING
 1,102,000  Sekisui House, Ltd.                                        9,981,347
                                                                ----------------
            HOUSEHOLD/PERSONAL CARE
   312,000  Kao Corp.                                                  6,603,175
                                                                ----------------
            INDUSTRIAL CONGLOMERATES
 1,419,000  Hitachi, Ltd.                                              7,889,696
                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERS
   597,000  Daiwa Securities
             Group Inc.                                         $      4,042,104
                                                                ----------------
            MAJOR TELECOMMUNICATIONS
     3,831  Nippon Telegraph &
             Telephone Corp. (NTT)                                    17,383,966
                                                                ----------------
            MOTOR VEHICLES
   343,700  Toyota Motor Corp.                                        10,109,730
                                                                ----------------
            PHARMACEUTICALS: MAJOR
 1,351,000  Sankyo Co., Ltd.                                          19,736,158
   187,900  Takeda Chemical
             Industries, Ltd.                                          6,858,156
                                                                ----------------
                                                                      26,594,314
                                                                ----------------
            PROPERTY - CASUALTY INSURERS
 2,152,000  Mitsui Sumitomo
             Insurance Co., Ltd.                                      15,670,559
                                                                ----------------
            REAL ESTATE DEVELOPMENT
 1,463,000  Mitsubishi Estate Co., Ltd.                               13,841,494
                                                                ----------------
            SEMICONDUCTORS
    99,600  Rohm Co., Ltd.                                            12,951,305
                                                                ----------------
            Total Japan                                              191,398,789
                                                                ----------------
            Netherlands (5.1%)
            BEVERAGES: ALCOHOLIC
   408,130  Heineken NV                                               14,841,411
                                                                ----------------
            FINANCIAL CONGLOMERATES
   314,451  ING Groep NV
             (Share Certificates)                                      5,766,908
                                                                ----------------
            FOOD: MAJOR DIVERSIFIED
    63,241  Unilever NV
             (Share Certificates)                                      3,723,501
                                                                ----------------
            INDUSTRIAL CONGLOMERATES
   605,276  Koninklijke (Royal) Philips
             Electronics NV                                           13,732,753
                                                                ----------------
            INDUSTRIAL SPECIALTIES
   198,867  Akzo Nobel NV                                              6,206,866
                                                                ----------------
            INTEGRATED OIL
   563,676  Royal Dutch Petroleum Co.
             (NY Registered Shares)                             $     24,914,479
                                                                ----------------
            Total Netherlands                                         69,185,918
                                                                ----------------
            Norway (0.2%)
            INTEGRATED OIL
   299,499  Statoil ASA                                                2,686,957
                                                                ----------------
            South Korea (0.1%)
            SEMICONDUCTORS
     9,492  Samsung Electronics Co.,
             Ltd. (GDR)                                                1,604,148
                                                                ----------------
            Spain (0.9%)
            MAJOR TELECOMMUNICATIONS
   981,140  Telefonica S.A. (Spain)*                                  11,599,259
                                                                ----------------
            Sweden (0.9%)
            REGIONAL BANKS
 2,048,258  Nordea AB                                                 11,666,539
                                                                ----------------
            Switzerland (7.5%)
            CHEMICALS: AGRICULTURAL
   201,446  Syngenta AG                                               10,941,010
                                                                ----------------
            CONSTRUCTION MATERIALS
   254,176  Holcim Ltd. (Regular
             Shares)                                                  10,257,273
                                                                ----------------
            FINANCIAL CONGLOMERATES
   123,039  UBS AG (Registered
             Shares)                                                   6,915,869
                                                                ----------------
            FOOD: MAJOR DIVERSIFIED
   112,601  Nestle S.A.
             (Registered Shares)                                      26,008,499
                                                                ----------------
            MULTI-LINE INSURANCE
   317,386  Converium Holding AG                                      14,565,617
                                                                ----------------
            OTHER CONSUMER SPECIALTIES
   621,393  Compagnie Financiere
             Richemont AG (Series A)                                  12,373,182
                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
            PHARMACEUTICALS: MAJOR
   267,864  Novartis AG
             (Registered Shares)                                $     10,382,956
   110,385  Roche Holdings AG                                          9,168,746
                                                                ----------------
                                                                      19,551,702
                                                                ----------------
            Total Switzerland                                        100,613,152
                                                                ----------------
            United Kingdom (16.3%)
            ADVERTISING/MARKETING
            SERVICES
   784,311  WPP Group PLC                                              6,619,767
 1,423,470  Yell Group PLC*                                            7,149,466
                                                                ----------------
                                                                      13,769,233
                                                                ----------------
            AEROSPACE & DEFENSE
 3,691,105  BAE Systems PLC                                           10,312,977
 2,816,148  Rolls-Royce Group PLC                                      7,540,493
                                                                ----------------
                                                                      17,853,470
                                                                ----------------
            BEVERAGES: ALCOHOLIC
 2,818,305  Allied Domecq PLC                                         17,764,196
 1,305,996  Diageo PLC                                                14,107,153
                                                                ----------------
                                                                      31,871,349
                                                                ----------------
            ELECTRIC UTILITIES
 1,027,863  National Grid
             Transco PLC                                               6,589,887
 1,001,727  Scottish & Southern
             Energy PLC                                               10,129,111
                                                                ----------------
                                                                      16,718,998
                                                                ----------------
            FINANCIAL CONGLOMERATES
 1,812,203  Lloyds TSB Group PLC                                      12,469,907
                                                                ----------------
            FOOD: SPECIALTY/CANDY
 3,224,957  Cadbury Schweppes PLC                                     19,844,676
                                                                ----------------
            LIFE/HEALTH INSURANCE
   954,497  Prudential PLC                                             6,520,344
                                                                ----------------
            MISCELLANEOUS COMMERCIAL
            SERVICES
 3,801,287  Hays PLC                                                   6,811,869
 2,200,683  Rentokil Initial PLC                                       7,804,856
                                                                ----------------
                                                                      14,616,725
                                                                ----------------
            OTHER TRANSPORTATION
   979,023  BAA PLC                                                    7,554,909
                                                                ----------------
            PHARMACEUTICALS: MAJOR
 1,343,298  GlaxoSmithKline PLC                                 $     27,903,146
                                                                ----------------
            PUBLISHING: BOOKS/
            MAGAZINES
 3,705,169  Reed Elsevier PLC                                         29,007,929
                                                                ----------------
            WIRELESS
            TELECOMMUNICATIONS
10,742,283  Vodafone Group PLC                                        21,438,589
                                                                ----------------
            Total United Kingdom                                     219,569,275
                                                                ----------------
            United States (38.5%)
            AEROSPACE & DEFENSE
   290,376  Boeing Co.                                                 9,968,608
   147,101  General Dynamics Corp.                                    11,482,704
   196,800  Northrop Grumman Corp.                                    16,968,096
                                                                ----------------
                                                                      38,419,408
                                                                ----------------
            ALUMINUM
   704,318  Alcoa, Inc.                                               18,424,959
                                                                ----------------
            APPAREL/FOOTWEAR RETAIL
   241,246  Gap, Inc. (The)                                            4,130,132
                                                                ----------------
            BEVERAGES: NON-ALCOHOLIC
    86,658  Coca-Cola Co. (The)                                        3,722,828
                                                                ----------------
            CHEMICALS: MAJOR
            DIVERSIFIED
    85,272  Du Pont (E.I.)
             de Nemours & Co.                                          3,411,733
                                                                ----------------
            COMPUTER PROCESSING
            HARDWARE
   768,743  Hewlett-Packard Co.                                       14,882,864
                                                                ----------------
            DATA PROCESSING SERVICES
   244,294  First Data Corp.                                           9,761,988
                                                                ----------------
            ELECTRICAL PRODUCTS
    78,169  Emerson Electric Co.                                       4,115,598
                                                                ----------------
            FINANCIAL CONGLOMERATES
   197,813  J.P. Morgan Chase & Co.                                    6,790,920
   425,042  Prudential Financial, Inc.                                15,879,569
                                                                ----------------
                                                                      22,670,489
                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
            FINANCIAL PUBLISHING/
            SERVICES
   104,968  McGraw-Hill
             Companies, Inc. (The)                              $      6,521,662
                                                                ----------------
            HOUSEHOLD/PERSONAL CARE
   461,040  Kimberly-Clark Corp.                                      23,660,573
                                                                ----------------
            INDUSTRIAL MACHINERY
    23,595  Parker-Hannifin Corp.                                      1,054,696
                                                                ----------------
            INFORMATION TECHNOLOGY
            SERVICES
   348,260  International Business
             Machines Corp.                                           30,761,806
                                                                ----------------
            INTEGRATED OIL
   112,239  ChevronTexaco Corp.                                        8,019,477
   209,320  Exxon Mobil Corp.                                          7,661,112
                                                                ----------------
                                                                      15,680,589
                                                                ----------------
            INVESTMENT BANKS/BROKERS
   215,845  Merrill Lynch & Co., Inc.                                 11,554,183
                                                                ----------------
            INVESTMENT MANAGERS
   559,439  Mellon Financial Corp.                                    16,861,491
                                                                ----------------
            LIFE/HEALTH INSURANCE
   118,412  AFLAC, Inc.                                                3,824,708
                                                                ----------------
            MAJOR BANKS
   117,509  Wells Fargo & Co.                                          6,051,713
                                                                ----------------
            MAJOR TELECOMMUNICATIONS
   272,472  BellSouth Corp.                                            6,452,137
   704,279  SBC Communications, Inc.                                  15,670,208
   554,801  Verizon Communications Inc.                               17,997,744
                                                                ----------------
                                                                      40,120,089
                                                                ----------------
            PHARMACEUTICALS: MAJOR
   609,586  Bristol-Myers Squibb Co.                                  15,641,977
   192,794  Merck & Co., Inc.                                          9,759,232
   553,234  Pfizer Inc.                                               16,807,249
   726,589  Wyeth, Inc.                                               33,495,753
                                                                ----------------
                                                                      75,704,211
                                                                ----------------
            PROPERTY - CASUALTY INSURERS
   271,181  St. Paul Companies, Inc . (The)                           10,041,832
 1,097,011  Travelers Property Casualty
             Corp. (Class A)                                    $     17,420,535
                                                                ----------------
                                                                      27,462,367
                                                                ----------------
            PUBLISHING: NEWSPAPERS
   204,750  New York Times Co. (The)
             (Class A)                                                 8,898,435
                                                                ----------------
            PULP & PAPER
   733,062  Boise Cascade Corp.                                       20,232,511
   523,286  Georgia-Pacific Corp.                                     12,684,453
                                                                ----------------
                                                                      32,916,964
                                                                ----------------
            REGIONAL BANKS
   279,762  U.S. Bancorp                                               6,711,490
                                                                ----------------
            RESTAURANTS
   558,006  McDonald's Corp.                                          13,135,461
                                                                ----------------
            SERVICES TO THE HEALTH
            INDUSTRY
    13,406  Medco Health
             Solutions Inc.*                                             347,618
                                                                ----------------
            SPECIALTY INSURANCE
   205,791  MBIA Inc.                                                 11,312,331
                                                                ----------------
            TELECOMMUNICATION EQUIPMENT
 1,859,789  Motorola, Inc.                                            22,261,674
                                                                ----------------
            TOBACCO
   759,991  Altria Group, Inc.                                        33,287,606
   467,414  Loews Corp. - Carolina
             Group                                                    10,750,522
                                                                ----------------
                                                                      44,038,128
                                                                ----------------
            Total United States                                      518,420,188
                                                                ----------------
            Total Common and Preferred
             Stocks
             (COST $1,178,622,535)                                 1,303,128,289
                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                            VALUE
--------------------------------------------------------------------------------
            Short-Term Investment (3.3%)
            Repurchase Agreement
$   44,907  Joint repurchase agreement
             account 1.08% due
             10/01/03 (dated 09/30/03;
             proceeds $44,908,347) (a)
             (COST $44,907,000)                                 $     44,907,000
                                                                ----------------
Total Investments
 (COST $1,223,529,535) (b)                              100.1%     1,348,035,289
Liabilities in Excess of
 Other Assets                                            (0.1)        (2,024,945)
                                                        -----   ----------------
Net Assets                                              100.0%  $  1,346,010,344
                                                        =====   ================

----------
   ADR  AMERICAN DEPOSITORY RECEIPT.
   GDR  GLOBAL DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $160,323,655 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $35,817,901, RESULTING IN NET UNREALIZED APPRECIATION OF $124,505,754.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2003:

   CONTRACTS          IN EXCHANGE        DELIVERY     UNREALIZED
  TO DELIVER              FOR              DATE      DEPRECIATION
------------------------------------------------------------------
NOK  9,931,402       $    1,401,256      10/01/03    $   (7,434)
$    2,282,697       EUR  1,953,360      10/02/03        (5,274)
$    6,439,613       GBP  3,850,062      10/02/03       (36,576)
                                                     ----------
     Total unrealized depreciation                   $  (49,283)
                                                     ==========

CURRENCY ABBREVIATIONS:

EUR    Euro
GBP    British Pound
NOK    Norwegian Krone

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities

SUMMARY OF INVESTMENTS - SEPTEMBER 30, 2003

                                                                     PERCENT OF
INDUSTRY                                              VALUE          NET ASSETS
-------------------------------------------------------------------------------
Advertising/Marketing
 Services                                       $     13,769,233         1.0%
Aerospace & Defense                                   56,272,878         4.2
Aluminum                                              18,424,959         1.4
Apparel/Footwear Retail                                4,130,132         0.3
Beverages: Alcoholic                                  46,712,760         3.4
Beverages: Non-Alcoholic                               3,722,828         0.3
Broadcasting                                           3,670,478         0.3
Building Products                                      9,115,258         0.7
Chemicals: Agricultural                               10,941,010         0.8
Chemicals: Major Diversified                          17,697,714         1.3
Computer Processing
 Hardware                                             24,922,573         1.9
Construction Materials                                22,741,348         1.7
Data Processing Services                               9,761,988         0.7
Electric Utilities                                    19,091,043         1.4
Electrical Products                                   13,765,046         1.0
Electronic Equipment/
 Instruments                                          26,528,813         2.0
Electronics/Appliances                                16,442,651         1.2
Financial Conglomerates                               47,823,173         3.6
Financial Publishing/
 Services                                              6,521,662         0.5
Food: Major Diversified                               38,024,022         2.8
Food: Specialty/Candy                                 31,819,430         2.4
Home Building                                          9,981,347         0.7
Household/Personal Care                               30,263,748         2.2
Industrial Conglomerates                              21,622,449         1.6
Industrial Machinery                                   1,054,696         0.1
Industrial Specialties                                 6,206,866         0.5
Information Technology
 Services                                             30,761,806         2.3
Integrated Oil                                        78,762,726         5.9
Investment Banks/Brokers                              15,596,287         1.2
Investment Managers                                   16,861,491         1.3
Life/Health Insurance                                 10,345,052         0.8
Major Banks                                           31,828,135         2.4
Major Telecommunications                              83,206,652         6.2
Miscellaneous Commercial
 Services                                             14,616,725         1.1
Motor Vehicles                                        13,764,355         1.0
Multi-Line Insurance                                  14,565,617         1.1
Other Consumer Specialties                      $     12,373,182         0.9%
Other Transportation                                   7,554,909         0.6
Pharmaceuticals: Major                               175,305,828        13.0
Property - Casualty Insurers                          53,568,663         4.0
Publishing: Books/Magazines                           29,007,929         2.2
Publishing: Newspapers                                 8,898,435         0.7
Pulp & Paper                                          32,916,964         2.4
Real Estate Development                               13,841,494         1.0
Regional Banks                                        18,378,029         1.4
Repurchase Agreement                                  44,907,000         3.3
Restaurants                                           13,135,461         1.0
Semiconductors                                        14,555,453         1.1
Services To The Health
 Industry                                                347,618         0.0
Specialty Insurance                                   11,312,331         0.8
Telecommunication
 Equipment                                            25,118,325         1.9
Tobacco                                               44,038,128         3.3
Wireless Telecommunications                           21,438,589         1.6
                                                ----------------       -----
                                                $  1,348,035,289       100.1%
                                                ================       =====

                                                                     PERCENT OF
TYPE OF INVESTMENT                                    VALUE          NET ASSETS
-------------------------------------------------------------------------------
Common Stocks                                   $  1,299,473,664        96.5%
Preferred Stocks                                       3,654,625         0.3
Short-Term Investments                                44,907,000         3.3
                                                ----------------       -----
                                                $  1,348,035,289       100.1%
                                                ================       =====

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SEPTEMBER 30, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (cost $1,223,529,535)                $  1,348,035,289
Cash                                                                               76,413
Receivable for:
  Investments sold                                                             25,481,731
  Dividends                                                                     2,739,719
  Shares of beneficial interest sold                                            1,208,808
  Foreign withholding taxes reclaimed                                             805,715
Prepaid expenses and other assets                                                  73,540
                                                                         ----------------
    Total Assets                                                            1,378,421,215
                                                                         ----------------
Liabilities:
Unrealized depreciation on open forward foreign currency contracts                 49,283
Payable for:
  Investments purchased                                                        28,804,724
  Shares of beneficial interest redeemed                                        1,361,672
  Distribution fee                                                              1,033,116
  Investment management fee                                                       887,814
Accrued expenses and other payables                                               274,262
                                                                         ----------------
    Total Liabilities                                                          32,410,871
                                                                         ----------------
    Net Assets                                                           $  1,346,010,344
                                                                         ================
Composition of Net Assets:
Paid-in-capital                                                          $  1,456,950,100
Net unrealized appreciation                                                   124,443,943
Accumulated undistributed net investment income                                 8,898,193
Accumulated net realized loss                                                (244,281,892)
                                                                         ----------------
    Net Assets                                                           $  1,346,010,344
                                                                         ================
Class A Shares:
Net Assets                                                               $     19,102,146
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                       1,772,724
    Net Asset Value Per Share                                            $          10.78
                                                                         ================
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                      $          11.38
                                                                         ================
Class B Shares:
Net Assets                                                               $  1,142,654,803
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                     106,048,230
    Net Asset Value Per Share                                            $          10.77
                                                                         ================
Class C Shares:
Net Assets                                                               $     12,908,278
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                       1,205,423
    Net Asset Value Per Share                                            $          10.71
                                                                         ================
Class D Shares:
Net Assets                                                               $    171,345,117
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      15,897,250
    Net Asset Value Per Share                                            $          10.78
                                                                         ================

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

Net Investment Income:
Income
Dividends (net of $1,604,514 foreign withholding tax)                    $     21,020,661
Interest                                                                          314,998
                                                                         ----------------
    Total Income                                                               21,335,659
                                                                         ----------------
Expenses
Distribution fee (Class A shares)                                                  26,248
Distribution fee (Class B shares)                                               5,611,036
Distribution fee (Class C shares)                                                  60,532
Investment management fee                                                       4,845,713
Transfer agent fees and expenses                                                1,162,391
Custodian fees                                                                    108,634
Shareholder reports and notices                                                    77,391
Registration fees                                                                  39,116
Professional fees                                                                  35,342
Trustees' fees and expenses                                                         7,512
Other                                                                              19,934
                                                                         ----------------
    Total Expenses                                                             11,993,849
                                                                         ----------------
    Net Investment Income                                                       9,341,810
                                                                         ----------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
  Investments                                                                 (11,336,757)
  Foreign exchange transactions                                                   383,619
                                                                         ----------------
    Net Realized Loss                                                         (10,953,138)
                                                                         ----------------
Net Change in Unrealized Appreciation/Depreciation on:
  Investments                                                                 293,143,907
  Translation of forward foreign currency contracts,
   other assets and liabilities denominated in foreign
  currencies                                                                     (444,370)
                                                                         ----------------
    Net Appreciation                                                          292,699,537
                                                                         ----------------
    Net Gain                                                                  281,746,399
                                                                         ----------------
Net Increase                                                             $    291,088,209
                                                                         ================

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets

                                                                           FOR THE SIX         FOR THE YEAR
                                                                           MONTHS ENDED           ENDED
                                                                        SEPTEMBER 30, 2003    MARCH 31, 2003
                                                                        ------------------   ----------------
                                                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                    $      9,341,810    $     14,061,648
Net realized loss                                                             (10,953,138)       (128,817,838)
Net change in unrealized appreciation/depreciation                            292,699,537        (272,156,592)
                                                                         ----------------    ----------------

    Net Increase (Decrease)                                                   291,088,209        (386,912,782)
                                                                         ----------------    ----------------

Dividends to Shareholders from Net Investment Income:
Class A shares                                                                   (200,383)           (258,449)
Class B shares                                                                 (9,190,390)         (7,936,897)
Class C shares                                                                   (102,284)            (77,232)
Class D shares                                                                 (1,531,654)         (1,837,469)
                                                                         ----------------    ----------------

    Total Dividends                                                           (11,024,711)        (10,110,047)
                                                                         ----------------    ----------------

Net decrease from transactions in shares of beneficial interest               (68,484,377)       (236,767,493)
                                                                         ----------------    ----------------

    Net Increase (Decrease)                                                   211,579,121        (633,790,322)

Net Assets:
Beginning of period                                                         1,134,431,223       1,768,221,545
                                                                         ----------------    ----------------
End of Period
  (Including accumulated undistributed net investment
  income of $8,898,193 and $10,581,094, respectively)                    $  1,346,010,344    $  1,134,431,223
                                                                         ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Limited (the "Sub-Advisor") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.65% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.625% to the portion of daily net assets in excess of $4.5 billion.

Effective August 11, 2003, the Investment Manager entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, an affiliate of the Investment Manager. Under the Sub-Advisory Agreement, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $561,095 for the period August 11, 2003 through September 30, 2003.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,401,398 at September 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $37,260, $209,072 and $1,614, respectively and received $15,611 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2003 aggregated $832,164,391 and $898,340,634, respectively.

For the six months ended September 30, 2003, the Fund incurred brokerage commissions of $36,914 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund. At September 30, 2003, included in the Fund's receivable for investments sold were unsettled trades with Morgan Stanley & Co., Inc. for $4,465,156.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. At September 30, 2003, the Fund had an accrued pension liability of $64,916 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                           FOR THE YEAR
                                                          MONTHS ENDED                             ENDED
                                                       SEPTEMBER 30, 2003                      MARCH 31, 2003
                                                ----------------------------------    ----------------------------------
                                                           (UNAUDITED)
                                                    SHARES             AMOUNT             SHARES             AMOUNT
                                                --------------    ----------------    --------------    ----------------
CLASS A SHARES
Sold                                                 9,044,629    $     89,248,683         6,479,338    $     61,027,027
Reinvestment of dividends                               16,037             165,659            20,650             209,090
Redeemed                                            (8,962,156)        (89,942,101)       (6,623,828)        (62,782,897)
                                                --------------    ----------------    --------------    ----------------
Net increase (decrease) -- Class A                      98,510            (527,759)         (123,840)         (1,546,780)
                                                --------------    ----------------    --------------    ----------------
CLASS B SHARES
Sold                                                 1,756,634          17,996,300         5,337,239          54,354,821
Reinvestment of dividends                              787,974           8,155,515           663,863           7,083,888
Redeemed                                           (12,226,135)       (124,017,236)      (35,659,108)       (352,124,832)
                                                --------------    ----------------    --------------    ----------------
Net decrease -- Class B                             (9,681,527)        (97,865,421)      (29,658,006)       (290,686,123)
                                                --------------    ----------------    --------------    ----------------
CLASS C SHARES
Sold                                                   153,215           1,538,335           724,358           7,384,891
Reinvestment of dividends                                9,366              96,283             6,888              71,981
Redeemed                                              (134,504)         (1,359,609)         (686,352)         (6,934,102)
                                                --------------    ----------------    --------------    ----------------
Net increase -- Class C                                 28,077             275,009            44,894             522,770
                                                --------------    ----------------    --------------    ----------------
CLASS D SHARES
Sold                                                 4,085,150          41,458,387         9,755,343          97,418,456
Reinvestment of dividends                              128,963           1,330,899           161,406           1,605,245
Redeemed                                            (1,292,555)        (13,155,492)       (4,526,361)        (44,081,061)
                                                --------------    ----------------    --------------    ----------------
Net increase -- Class D                              2,921,558          29,633,794         5,390,388          54,942,640
                                                --------------    ----------------    --------------    ----------------
Net decrease in Fund                                (6,633,382)   $    (68,484,377)      (24,346,564)   $   (236,767,493)
                                                ==============    ================    ==============    ================

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 2003, there were outstanding forward contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2003, the Fund had a net capital loss carryforward of $93,895,067 of which $35,865,127 will expire on March 31, 2009, $15,842,943 will expire on March 31, 2010 and $42,186,997 will expire on March 31, 2011 to offset future capital gains to the extent provided by regulations.

As of March 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

Morgan Stanley Global Dividend Growth Securities

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX                          FOR THE YEAR ENDED MARCH 31
                                              MONTHS ENDED       -----------------------------------------------------------------
                                            SEPTEMBER 30, 2003     2003          2002          2001          2000          1999
                                            ------------------   ---------     ---------     ---------     ---------     ---------
                                              (UNAUDITED)
Class A Shares

Selected Per Share Data:
Net asset value, beginning of period            $    8.61        $   11.34     $   11.10     $   12.46     $   13.20     $   14.43
                                                ---------        ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
  Net investment income++                            0.11             0.16          0.17          0.18          0.22          0.17
  Net realized and unrealized gain
   (loss)                                            2.16            (2.74)         0.24         (0.71)         0.86         (0.04)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Total income (loss) from investment
 operations                                          2.27            (2.58)         0.41         (0.53)         1.08          0.13
                                                ---------        ---------     ---------     ---------     ---------     ---------
Less dividends and distributions from:
  Net investment income                             (0.10)           (0.15)        (0.17)        (0.20)        (0.29)        (0.14)
  Net realized gain                                     -                -             -         (0.63)        (1.53)        (1.22)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                   (0.10)           (0.15)        (0.17)        (0.83)        (1.82)        (1.36)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                  $   10.78        $    8.61     $   11.34     $   11.10     $   12.46     $   13.20
                                                =========        =========     =========     =========     =========     =========
Total Return+                                       26.48%(1)       (22.98)%        3.73%        (4.52)%        8.00%         1.10%

Ratios to Average Net Assets(3):
Expenses                                             1.21%(2)         1.19%         1.16%         1.15%         1.13%         1.12%
Net investment income                                2.06%(2)         1.67%         1.38%         1.52%         1.61%         1.39%

Supplemental Data:
Net assets, end of period, in
 thousands                                      $  19,102        $  14,421     $  20,392     $  36,311     $  44,929     $  35,673
Portfolio turnover rate                                68%(1)           36%            8%           33%           41%           47%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                          FOR THE YEAR ENDED MARCH 31
                                              MONTHS ENDED       -----------------------------------------------------------------
                                            SEPTEMBER 30, 2003     2003          2002          2001          2000          1999
                                            ------------------   ---------     ---------     ---------     ---------     ---------
                                              (UNAUDITED)
Class B Shares

Selected Per Share Data:
Net asset value, beginning of period            $    8.63        $   11.34     $   11.12     $   12.46     $   13.19     $   14.44
                                                ---------        ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
 Net investment income++                             0.07             0.09          0.07          0.09          0.13          0.10
 Net realized and unrealized gain
   (loss)                                            2.15            (2.74)         0.23         (0.70)         0.86         (0.06)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Total income (loss) from investment
 operations                                          2.22            (2.65)         0.30         (0.61)         0.99          0.04
                                                ---------        ---------     ---------     ---------     ---------     ---------
Less dividends and distributions from:
 Net investment income                              (0.08)           (0.06)        (0.08)        (0.10)        (0.19)        (0.07)
 Net realized gain                                      -                -             -         (0.63)        (1.53)        (1.22)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                   (0.08)           (0.06)        (0.08)        (0.73)        (1.72)        (1.29)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                  $   10.77        $    8.63     $   11.34     $   11.12     $   12.46     $   13.19
                                                =========        =========     =========     =========     =========     =========

Total Return+                                       25.94%(1)       (23.58)%        2.73%        (5.18)%        7.30%         0.42%

Ratios to Average Net Assets(3):
Expenses                                             1.96%(2)         1.97%         1.93%         1.90%         1.79%         1.78%
Net investment income                                1.31%(2)         0.89%         0.61%         0.77%         0.95%         0.74%
Supplemental Data:
Net assets, end of period, in
 millions                                       $   1,143        $     998     $   1,649     $   1,974     $   2,873     $   3,343
Portfolio turnover rate                                68%(1)           36%            8%           33%           41%           47%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                          FOR THE YEAR ENDED MARCH 31
                                               MONTHS ENDED      -----------------------------------------------------------------
                                            SEPTEMBER 30, 2003     2003          2002          2001          2000          1999
                                            ------------------   ---------     ---------     ---------     ---------     ---------
                                              (UNAUDITED)
Class C Shares

Selected Per Share Data:
Net asset value, beginning of period            $    8.58        $   11.29     $   11.08     $   12.42     $   13.17     $   14.42
                                                ---------        ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
 Net investment income++                             0.06             0.09          0.07          0.10          0.11          0.08
 Net realized and unrealized gain
   (loss)                                            2.16            (2.73)         0.23         (0.71)         0.87         (0.05)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Total income (loss) from investment
 operations                                          2.22            (2.64)         0.30         (0.61)         0.98          0.03
                                                ---------        ---------     ---------     ---------     ---------     ---------
Less dividends and distributions from:
 Net investment income                              (0.09)           (0.07)        (0.09)        (0.10)        (0.20)        (0.06)
 Net realized gain                                      -                -             -         (0.63)        (1.53)        (1.22)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                   (0.09)           (0.07)        (0.09)        (0.73)        (1.73)        (1.28)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                  $   10.71        $    8.58     $   11.29     $   11.08     $   12.42     $   13.17
                                                =========        =========     =========     =========     =========     =========
Total Return+                                       26.01%(1)       (23.61)%        2.76%        (5.15)%        7.22%         0.37%

Ratios to Average Net Assets(3):
Expenses                                             1.96%(2)         1.97%         1.93%         1.83%         1.90%         1.85%
Net investment income                                1.31%(2)         0.89%         0.61%         0.84%         0.84%         0.66%

Supplemental Data:
Net assets, end of period, in
 thousands                                      $  12,908        $  10,096     $  12,784     $  14,735     $  17,406     $  13,664
Portfolio turnover rate                                68%(1)           36%            8%           33%           41%           47%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                          FOR THE YEAR ENDED MARCH 31
                                              MONTHS ENDED       -----------------------------------------------------------------
                                            SEPTEMBER 30, 2003     2003          2002          2001          2000          1999
                                            ------------------   ---------     ---------     ---------     ---------     ---------
                                              (UNAUDITED)
Class D Shares

Selected Per Share Data:
Net asset value, beginning of period            $    8.61        $   11.33     $   11.12     $   12.48     $   13.21     $   14.44
                                                ---------        ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
 Net investment income++                             0.11             0.17          0.15          0.20          0.25          0.20
 Net realized and unrealized gain
   (loss)                                            2.17            (2.72)         0.27         (0.70)         0.86         (0.05)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Total income (loss) from investment
 operations                                          2.28            (2.55)         0.42         (0.50)         1.11          0.15
                                                ---------        ---------     ---------     ---------     ---------     ---------
Less dividends and distributions from:
 Net investment income                              (0.11)           (0.17)        (0.21)        (0.23)        (0.31)        (0.16)
 Net realized gain                                      -                -             -         (0.63)        (1.53)        (1.22)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                   (0.11)           (0.17)        (0.21)        (0.86)        (1.84)        (1.38)
                                                ---------        ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                  $   10.78        $    8.61     $   11.33     $   11.12     $   12.48     $   13.21
                                                =========        =========     =========     =========     =========     =========
Total Return+                                       26.65%(1)       (22.80)%        3.79%        (4.26)%        8.28%         1.27%

Ratios to Average Net Assets(3):
Expenses                                             0.96%(2)         0.97%         0.93%         0.90%         0.90%         0.90%
Net investment income                                2.31%(2)         1.89%         1.61%         1.77%         1.84%         1.61%

Supplemental Data:
Net assets, end of period, in
 thousands                                      $ 171,345        $ 111,664     $  85,970     $  31,690     $  77,195     $  63,013
Portfolio turnover rate                                68%(1)           36%            8%           33%           41%           47%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

38571RPT-00-12705J03-OP-10/03

[GRAPHIC]

MORGAN STANLEY FUNDS


MORGAN STANLEY
GLOBAL DIVIDEND
GROWTH SECURITIES

SEMIANNUAL REPORT
SEPTEMBER 30, 2003

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2003

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003